N-2 - USD ($)							3 Months Ended
		Nov. 11, 2022		May 03, 2021		Apr. 26, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Cover [Abstract]
Entity Central Index Key		0001513363
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		FIDUS INVESTMENT CORPORATION
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses:
Sales load (as a percentage of offering price)	1.50	% (1)
Offering expenses borne by us (as a percentage of offering price)	0.85	% (2)
Dividend reinvestment plan expenses	—	(3)

Total stockholder transaction expenses paid by us (as a percentage of offering price)	2.35%

(1)
Represents the
Sales
Age
nts’ commission of up to 1.50% with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any sales of our common stock pursuant to t
h
is prospectus supplement and the accompanying prospectus.

(2)	The offering expenses of this offering are estimated to be approximately $0.4 million.
(3)	The expenses of administering our dividend reinvestment plan are included in other expenses.

Stockholder Transaction E xpenses:
Sales load (as a percentage of offering price)	—	(1)
Offering expenses borne by us (as a percentage of offering price)	—	(2)
Dividend reinvestment plan expenses	—	(3)
Total stockholder transaction expenses paid by us (as a percentage of offering price)	—	(4)

(1)	In the event that securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load.
(2)	In the event that we conduct an offering of any of our securities, a corresponding prospectus supplement will disclose the estimated offering expenses because they will be ultimately borne by us.
(3)	The expenses of administering our dividend reinvestment plan are included in other expenses. For additional information, see “Dividend Reinvestment Plan” in this prospectus.
(4)	Total stockholder transaction expenses may include a sales load and will be disclosed in a future prospectus supplement, if any.

Sales Load [Percent]		1.50%	[1]	0.00%	[2]
Dividend Reinvestment and Cash Purchase Fees		$ 0	[3]	$ 0	[4]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.85%	[5]	0.00%	[6]
Annual Expenses [Table Text Block]

Annual Expenses (as a perc entage of net assets attributable to common stock) (4) :
Base management fee payable under Investment Advisory Agreement	2.96	% (5)
Total income incentive fees payable under the Investment Advisory Agreement	3.39	% (6)
Interest payments on borrowed funds	3.51	% (7)
Other expenses	1.01	% (8)

Total annual expenses, before base management fee waiver	10.87	% (9)
Base management fee waiver	(0.05	)% (10)

Total annual expenses, net of base management fee waiver	10.82	% (11)

(4)	Net assets attributable to common stock equals a ve rage net assets, which is calculated as the average of the net assets balances for the quarter ended September 30, 2022.
(5)
Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts). This item represents actual base management fees incurred during the nine months ended September 30, 2022. We may from time to time decide it is appropriate to change the terms of the investment advisory agreement with our investment advisor (the “Investment Advisory Agreement”). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. The 2.96% reflected in the table is calculated on our net assets (rather than our total assets). See “Business—Management and Other Agreements—Investment Advisory Agreement” in Part I, Item 1 in our most recent Annual Report on Form 10-K.

(6)
This item represents actual fees incurred on
pre-incentive
fee net investment income (income incentive fee) and actual fees payable for the capital gains incentive fee for the year ended December 31, 2021. The capital gains incentive fee payable as of December 31, 2021 was $6.1 million. For the year ended December 31, 2021, we accrued capital gains incentive fees (reversal) of $18.2 million in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”), which equals 4.16% of average net assets attributable to common stock; such amount has not been included in the estimated expenses figure reflected in the table above.

The incentive fee consists of two parts:
The first, payable quarterly in arrears, equals 20.0% of our pre-incentive
fee net investment income, expressed as a rate of return on the value of our net assets, (including interest that is accrued but not yet received in cash), subject to a 2.0% quarterly (8.0% annualized) hurdle rate and a
“catch-up”
provision measured as of the end of each calendar quarter. Under this provision, in any calendar quarter, our investment advisor receives no incentive fee until our pre-incentive
fee net investment income equals the hurdle rate of 2.0% but then receives, as a
“catch-up,”
100.0% of our
pre-incentive
fee net investment income with respect to that portion of such pre-incentive
fee net investment income, if any, that exceeds the hurdle rate but is less than 2.5%. The effect of this provision is that, if pre-incentive
fee net investment income exceeds 2.5% in any calendar quarter, our investment advisor will receive 20.0% of our pre-incentive
fee net investment income as if a hurdle rate did not apply.
The second part, payable annually in arrears, equals 20.0% of our realized capital gains net of realized capital losses and unrealized capital depreciation, if any, on a cumulative basis from inception through the end of the fiscal year (or upon the termination of the Investment Advisory Agreement, as of the termination date), less the aggregate amount of any previously paid capital gain incentive fees. In accordance with U.S. GAAP, we accrue the capital gains incentive fee in our consolidated financial statements considering the fair value of investments on that date (i.e., the amount of fee which would be payable under a hypothetical liquidation based on the fair value of investments as of that date), which differs from the calculation of the amount payable in cash by the inclusion of unrealized capital appreciation.

(7)
As of September 30, 2022, we had outstanding SBA debentures of $133.0 million; we had $250.0 million outstanding of our Notes; we had secured borrowings outstanding of $17.0 million; we had no outstanding borrowings under our senior secured revolving credit agreement with certain lenders party thereto and ING Capital, LLC, as administrative agent (the “Credit Facility”), which has a total commitment of $100.0 million. Interest payments on borrowed funds is based on estimated annual interest and fee expenses on outstanding SBA debentures, Notes, secured borrowings and borrowings under the Credit Facility as of September 30, 2022 with a weighted average stated interest rate of 3.921% as of that date. We also pay a commitment fee between 0.5% and 2.675% per annum based the unutilized commitment under our Credit Facility. We have estimated the annual interest expense on borrowed funds and caution you that our actual interest expense will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the estimate provided in this table.

(8)
Other expenses represent our estimated annual operating expenses, as a percentage of net assets attributable to common shares estimated for the quarter ended September 30, 2022, including professional fees, directors’ fees, insurance costs, expenses of our dividend reinvestment plan and payments under the administration agreement based on our allocable portion of overhead and other expenses incurred by our administrator. See “Management and Other Agreements—Administration Agreement.” Other expenses exclude interest payments on borrowed funds, income tax (provision) benefit from realized gains on investments, and for issuances of debt securities or preferred stock, interest payments on debt securities and distributions with respect to preferred stock. “Other expenses” are based on actual other expenses for the quarter ended September 30, 2022.

(9)
“Total annual expenses, before base management fee waiver” as a percentage of consolidated net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets.

(10)
The Board of Directors accepted a voluntary,
non-contractual,
and unconditional waiver from the investment advisor to exclude any investments recorded as secured borrowings as defined under U.S. GAAP from the base management fee payable as of September 30, 2022. The base management fee waived for the three month ended September 30, 2022 was $0.1 million.

(11)
The SEC requires that the “total annual expenses, net of base management fee waiver” percentage be calculated as a percentage of net assets (defined as total assets less total liabilities), rather than the total assets, including assets that have been purchased with borrowed amounts. If the “total annual expenses, net of base management fee waiver” percentage were calculated instead as a percentage of average consolidated total assets, our
“total annual expenses, net of base management fee waiver” would be
5.77
% of average consolidated total assets.

Annual Expenses (as a percentage of net assets attributable to common stock) (5) :
Base management fee payable under Investment Advisory Agreement	3.29%	(6)
Total income incentive fees payable under the Investment Advisory Agreement	2.28%	(7)
Interest payments on borrowed funds	5.76%	(8)
Other expenses	1.53%	(9)

Total annual expenses	12.86%	(10)

(5)
Net assets attributable to common stock equals average net assets, which is calculated as the average of the net assets balances as of each quarter end during the year ended December 31, 2020 and the prior year end.

(6)
Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts). This item represents actual base management fees incurred for the year ended December 31, 2020. We may from time to time decide it is appropriate to change the terms of the Investment Advisory Agreement. Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. The 3.29% reflected in the table is calculated on our net assets (rather than our total assets). See “Business—Management and Other Agreements—Investment Advisory Agreement” in Part I, Item 1 in our most recent Annual Report on Form
10-K.

(7)
This item represents the total actual fees incurred on
pre-incentive
fee net investment income for the year ended December 31, 2020. As of December 31, 2020, there was no capital gains incentive fee payable in cash.

The incentive fee consists of two parts:
The first, payable quarterly in arrears, equals 20.0% of our pre-incentive
fee net investment income, expressed as a rate of return on the value of our net assets, (including interest that is accrued but not yet received in cash), subject to a 2.0% quarterly (8.0% annualized) hurdle rate and a
“catch-up”
provision measured as of the end of each calendar quarter. Under this provision, in any calendar quarter, our investment advisor receives no incentive fee until our pre-incentive
fee net investment income equals the
hurdle rate of 2.0% but then receives, as a
“catch-up,”
100.0% of our
pre-incentive
fee net investment income with respect to that portion of such pre-incentive
fee net investment income, if any, that exceeds the hurdle rate but is less than 2.5%. The effect of this provision is that, if pre-incentive
fee net investment income exceeds 2.5% in any calendar quarter, our investment advisor will receive 20.0% of our pre-incentive
fee net investment income as if a hurdle rate did not apply.
The second part, payable annually in arrears, equals 20.0% of our realized capital gains net of realized capital losses and unrealized capital depreciation, if any, on a cumulative basis from inception through the end of the fiscal year (or upon the termination of the Investment Advisory Agreement, as of the termination date), less the aggregate amount of any previously paid capital gain incentive fees. We accrue, but do not pay, a capital gains incentive fee in connection with any net unrealized capital appreciation, as appropriate. For the year ended December 31, 2020, we accrued capital gains incentive fees (reversal) of ($1.7) million in accordance with generally accepted accounting principles.
See “Business—Management and Other Agreements—Investment Advisory Agreement” in Part I, Item 1 in our most recent Annual Report on Form
10-K.

(8)
As of December 31, 2020, we had outstanding SBA debentures of $147.0 million, and unfunded commitments from the SBA to purchase up to an additional of $161.5 million SBA debentures; we had $307.3 million outstanding of our (i) 5.875% Notes due 2023 (the “2023 Notes”); (ii) 6.000% Notes due 2024 (the “February 2024 Notes”); (iii) 5.375% Notes due 2024 (the “November 2024 Notes,” together with the 2023 Notes and the February 2024 Notes, the “Public Notes”); and (iv) 4.75% notes due 2026 (the “2026 Notes,” collectively with the Public Notes, the “Notes”); we had no outstanding borrowings under our senior secured revolving credit agreement with certain lenders party thereto and ING Capital, LLC, as administrative agent, collateral agent, and lender (the “Credit Facility”), which has total commitment of $100.0 million. Interest payments on borrowed funds is based on estimated annual interest and fee expenses on outstanding SBA debentures, Notes and borrowings under the Credit Facility as of December 31, 2020 with a weighted average stated interest rate of 4.680%. We have estimated the annual interest expense on borrowed funds and caution you that our actual interest expense will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the estimate provided in this table.

(9)
Other expenses represent our estimated annual operating expenses, as a percentage of net assets attributable to common shares estimated for the current year, including professional fees, directors’ fees, insurance costs, expenses of our dividend reinvestment plan and payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our administrator. See “Business—Management and Other Agreements—Administration Agreement” in Part I, Item 1 in our most recent Annual Report on Form
10-K.
Other expenses exclude interest payments on borrowed funds, income tax (provision) benefit from realized gains on investments, and for issuances of debt securities or preferred stock, interest payments on debt securities and distributions with respect to preferred stock. “Other expenses” are based on actual other expenses for the year ended December 31, 2020.

(10)
“Total annual expenses” as a percentage of consolidated net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total annual expenses” percentage be calculated as a percentage of net assets (defined as total assets less indebtedness and before taking into account any incentive fees payable during the period), rather than the total assets, including assets that have been purchased with borrowed amounts. If the “total annual expenses” percentage were calculated instead as a percentage of average consolidated total assets, our “total annual expenses” would be 6.27% of average consolidated total assets.

Management Fees [Percent]		2.96%	[7],[8]	3.29%	[9],[10]
Interest Expenses on Borrowings [Percent]		3.51%	[7],[11]	5.76%	[9],[12]
Incentive Fees [Percent]		3.39%	[7],[13]	2.28%	[9],[14]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		1.01%	[7],[15]	1.53%	[9],[16]
Total Annual Expenses [Percent]		10.87%	[7],[17]	12.86%	[9],[18]
Waivers and Reimbursements of Fees [Percent]	[7],[19]	(0.05%)
Net Expense over Assets [Percent]	[7],[20]	10.82%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in us. In calculating the following expense amounts, we have assumed we would have no additional leverage, that none of our assets are cash or cash equivalents and that our annual operating expenses would remain at the levels set forth in the table above. The stockholder transaction expenses described above are included in the following examples.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return	$129	$321	$491	$838
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return resulting entirely from net realized capital gains (all of which is subject to our incen ti ve fee on capital gains)	$138	$343	$522	$872

Example
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in us. In calculating the following expense amounts, we have assumed we would have no additional leverage, that none of our assets are cash or cash equivalents and that our annual operating expenses would remain at the levels set forth in the table above. Transaction expenses are not included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return (1)	$124	$342	$528	$879
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return resulting entirely from net realized capital gains (all of which is subject to our incentive fee on capital gains) (2)	$132	$363	$555	$904

(1)	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
(2)
Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and not otherwise deferrable under the terms of the Investment Advisory Agreement and therefore subject to the capital gains incentive fee.

Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Moreover, the information set forth below does not include any transaction costs and expenses that investors will incur in connection with each offering of our securities pursuant to this prospectus supplement. Except where the context suggests otherwise, whenever this prospectus supple
ment or the accompanying prospectus contains a reference to fees or expenses paid by “us” or that “we” will pay fees or expenses, common stockholders will indirectly bear such fees or ex pen
s
		es.
The following table is intended to assist you in understanding the costs and expenses that an investor in an offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you,” “us,” “the Company” or “Fidus,” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in us, however, your responsibility for such fees or expenses is limited to your investment in Fidus. The fee table and example below include all fees and expenses of our consolidated subsidiaries.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price		as a percentage of offering price
Other Expenses, Note [Text Block]	Other expenses represent our estimated annual operating expenses, as a percentage of net assets attributable to common shares estimated for the quarter ended September 30, 2022, including professional fees, directors’ fees, insurance costs, expenses of our dividend reinvestment plan and payments under the administration agreement based on our allocable portion of overhead and other expenses incurred by our administrator. See “Management and Other Agreements—Administration Agreement.” Other expenses exclude interest payments on borrowed funds, income tax (provision) benefit from realized gains on investments, and for issuances of debt securities or preferred stock, interest payments on debt securities and distributions with respect to preferred stock. “Other expenses” are based on actual other expenses for the quarter ended September 30, 2022.	Other expenses represent our estimated annual operating expenses, as a percentage of net assets attributable to common shares estimated for the current year, including professional fees, directors’ fees, insurance costs, expenses of our dividend reinvestment plan and payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our administrator. See “Business—Management and Other Agreements—Administration Agreement” in Part I, Item 1 in our most recent Annual Report on Form
10-K.
				Other expenses exclude interest payments on borrowed funds, income tax (provision) benefit from realized gains on investments, and for issuances of debt securities or preferred stock, interest payments on debt securities and distributions with respect to preferred stock. “Other expenses” are based on actual other expenses for the year ended December 31, 2020.
Management Fee not based on Net Assets, Note [Text Block]
Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts). This item represents actual base management fees incurred during the nine months ended September 30, 2022. We may from time to time decide it is appropriate to change the terms of the investment advisory agreement with our investment advisor (the “Investment Advisory Agreement”). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. The 2.96% reflected in the table is calculated on our net assets (rather than our total assets). See “Business—Management and Other Agreements—Investment Advisory Agreement” in Part I, Item 1 in our most recent Annual Report on Form 10-K.
Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts). This item represents actual base management fees incurred for the year ended December 31, 2020. We may from time to time decide it is appropriate to change the terms of the Investment Advisory Agreement. Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. The 3.29% reflected in the table is calculated on our net assets (rather than our total assets). See “Business—Management and Other Agreements—Investment Advisory Agreement” in Part I, Item 1 in our most recent Annual Report on Form
10-K.

Acquired Fund Total Annual Expenses, Note [Text Block]	The Board of Directors accepted a voluntary,
non-contractual,
		and unconditional waiver from the investment advisor to exclude any investments recorded as secured borrowings as defined under U.S. GAAP from the base management fee payable as of September 30, 2022. The base management fee waived for the three month ended September 30, 2022 was $0.1 million.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves a high degree of risk. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and discussed in the section titled “Risk Factors” in Part I, Item 1A of our most recent Annual Report on Form 10-K
and any subsequent filings we have made with the SEC that are incorporated by reference into this prospectus or any prospectus supplement, together with other information in this prospectus, the documents incorporated by reference in this prospectus or any prospectus supplement, and any free writing prospectus that we may authorize for use in connection with this offering. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, may also become important factors that adversely affect our business. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. This could cause our net asset value and the trading price of our securities to decline, resulting in a loss of all or part of your investment. Please also read carefully the section titled “Special Note Regarding Forward-Looking Statements” in this prospectus.

Share Price [Table Text Block]
PRICE RANGE OF COMMON STOCK AND DISTRIBUTIONS
Our common stock began trading on June 21, 2011 on the NASDAQ Global Market under the symbol “FDUS.” Effective January 3, 2012, our common stock was included in the Nasdaq Global Select Market. The following table lists the high and low closing sale price for our common stock, and the closing sale price as a percentage of net asset value, or NAV, and the cash distributions per share that we have declared on our common stock for each fiscal quarter during the last two most recently completed fiscal years.

Period	NAV (1)		High Closing Sales Price	Low Closing Sales Price	Premium / (Discount) of High Sales Price to NAV (2)	Premium / (Discount) of Low Sales Price to NAV (2)	Distributions Per Share (3)
Year ended December 31, 2021	$	*	$15.67	$12.78	* %	* %	$	*
First Quarter		*	17.11	15.70	*	*		*
Second Quarter (through April 26, 2021)

Year ended December 31, 2020
First Quarter		15.37	15.55	4.72	1.2	(69.3)		0.39
Second Quarter		15.39	11.02	5.36	(28.4)	(65.2)		0.30
Third Quarter		15.94	10.72	8.49	(32.7)	(46.7)		0.30
Fourth Quarter		16.81	14.31	10.00	(14.9)	(40.5)		0.34

Year ended December 31, 2019
First Quarter		16.55	15.68	11.90	(5.3)	(28.1)		0.39
Second Quarter		16.29	16.47	15.33	1.1	(5.9)		0.39
Third Quarter		16.47	16.33	14.49	(0.9)	(12.0)		0.39
Fourth Quarter		16.85	16.06	14.17	(4.7)	(15.9)		0.43

(1)
Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.

(2)	Calculated as the difference between the respective high or low closing sales price and the quarter end net asset value divided by the quarter end net asset value.
(3)
Represents the regular and special, if applicable, distribution declared in the specified quarter. We have adopted an “opt out” dividend reinvestment plan for our common stockholders. As a result, if we declare a distribution, stockholders’ cash distributions will be automatically reinvested in additional shares of our common stock, unless they specifically “opt out” of the dividend reinvestment plan so as to receive cash distributions. See “Dividend Reinvestment Plan.”

Lowest Price or Bid							$ 15.7	$ 12.78	$ 10	$ 8.49	$ 5.36	$ 4.72	$ 14.17	$ 14.49	$ 15.33	$ 11.9
Highest Price or Bid							$ 17.11	$ 15.67	$ 14.31	$ 10.72	$ 11.02	$ 15.55	$ 16.06	$ 16.33	$ 16.47	$ 15.68
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[21]								(14.90%)	(32.70%)	(28.40%)	1.20%	(4.70%)	(0.90%)	1.10%	(5.30%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[21]								(40.50%)	(46.70%)	(65.20%)	(69.30%)	(15.90%)	(12.00%)	(5.90%)	(28.10%)
Latest Share Price						$ 16.76
Latest NAV	[22]								$ 16.81	$ 15.94	$ 15.39	$ 15.37	$ 16.85	$ 16.47	$ 16.29	$ 16.55
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
CAPITALIZATION
The Equity Distribution Agreement provides that we may offer and sell up to $50,000,000 of shares of our common stock from time to time through the Sales Agents for the offer and sale of such shares of our common stock. The table below assumes that we will sell $50,000,000 of shares of our common stock at a price of $19.41 per share (the NAV of our common stock at September 30, 2022), but there is no guarantee that there will be any sales of shares of our common stock pursuant to this prospectus supplement and the accompanying prospectus. Actual sales, if any, of shares of our common stock under this prospectus supplement and the accompanying prospectus may be less than as set forth in the table below. In addition, the price per share of any such sale may be greater or less than $19.41, depending on the market price of shares of our common stock at the time of any such sale, which may be below NAV per share of our common stock. The following table sets forth our capitalization as of September 30, 2022:

•	on an actual basis; and

•
on an as adjusted basis giving effect to the assumed sale of $50,000,000 of shares of our common stock at a price of $19.41 per share (the NAV of our common stock at September 30, 2022) less Sales Agents commissions and estimated offering expenses and application of the net proceeds as discussed in more detail under “Use of Proceeds.”

You should read this table together with our “Use of Proceeds” included in this prospectus supplement and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” and our financial statements and notes thereto in our most recently filed Annual Report on Form
10-K
and our most recently filed Quarterly Report on Form
10-Q
incorporated by reference in this prospectus supplement and the accompanying prospectus. The as adjusted information is illustrative only.

	As of September 30, 2022
	Actual (Unaudited)	As Adjusted (Unaudited)
	(Dollars in thousands, except per share data)
ASSETS
Cash and cash equivalents	$40,411	$89,236
Investments, at fair value	856,914	856,914
Other assets	12,423	12,423

Total assets	$909,748	$958,573

LIABILITIES
SBA debentures, net of deferred financing costs	$128,803	$128,803
Notes, net of deferred financing costs	245,847	245,847
Borrowings under Credit Facility, net of deferred financing costs	(1,455)	(1,455)
Secured borrowings	16,995	16,995
Other liabilities	45,171	45,171

Total liabilities	$435,361	$435,361

NET ASSETS
Common stock, $0.001 par value (100,000,000 shares authorized, 24,437,400 shares issued and outstanding, actual; 27,013,392 shares issued and outstanding, as adjusted)	$24	$27
Additional paid-in capital	361,807	410,629
Total distributable earnings	112,556	112,556

Total net assets	474,387	523,212

Total liabilities and net assets	$909,748	$958,573

Net asset value per common share	$19.41	$19.37

RISK FACTORS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RISK FACTORS
Investing in our securities involves a high degree of risk. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and discussed in the section titled “Risk Factors” in Part I, Item 1A of our most recent Annual Report on Form 10-K
and any subsequent filings we have made with the SEC that are incorporated by reference into this prospectus or any prospectus supplement, together with other information in this prospectus, the documents incorporated by reference in this prospectus or any prospectus supplement, and any free writing prospectus that we may authorize for use in connection with this offering. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, may also become important factors that adversely affect our business. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. This could cause our net asset value and the trading price of our securities to decline, resulting in a loss of all or part of your investment. Please also read carefully the section titled “Special Note Regarding Forward-Looking Statements” in this prospectus.

Common Stock [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a perc entage of net assets attributable to common stock		as a percentage of net assets attributable to common stock
On a $1,000 investment, assuming a 5.0% annual return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 129		$ 124	[23]
Expense Example, Years 1 to 3		321		342	[23]
Expense Example, Years 1 to 5		491		528	[23]
Expense Example, Years 1 to 10		838		879	[23]
On a $1,000 investment, assuming a 5.0% annual return resulting entirely from net realized capital gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		138		132	[24]
Expense Example, Years 1 to 3		343		363	[24]
Expense Example, Years 1 to 5		522		555	[24]
Expense Example, Years 1 to 10		$ 872		$ 904	[24]

[1]	Represents the Sales Agents’ commission of up to 1.50% with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[2]	In the event that securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load.
[3]	The expenses of administering our dividend reinvestment plan are included in other expenses.
[4]	The expenses of administering our dividend reinvestment plan are included in other expenses. For additional information, see “Dividend Reinvestment Plan” in this prospectus.
[5]	The offering expenses of this offering are estimated to be approximately $0.4 million.
[6]	In the event that we conduct an offering of any of our securities, a corresponding prospectus supplement will disclose the estimated offering expenses because they will be ultimately borne by us.
[7]	Net assets attributable to common stock equals average net assets, which is calculated as the average of the net assets balances for the quarter ended September 30, 2022.
[8]	Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts). This item represents actual base management fees incurred during the nine months ended September 30, 2022. We may from time to time decide it is appropriate to change the terms of the investment advisory agreement with our investment advisor (the “Investment Advisory Agreement”). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. The 2.96% reflected in the table is calculated on our net assets (rather than our total assets). See “Business—Management and Other Agreements—Investment Advisory Agreement” in Part I, Item 1 in our most recent Annual Report on Form 10-K.
[9]	Net assets attributable to common stock equals average net assets, which is calculated as the average of the net assets balances as of each quarter end during the year ended December 31, 2020 and the prior year end.
[10]	Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts). This item represents actual base management fees incurred for the year ended December 31, 2020. We may from time to time decide it is appropriate to change the terms of the Investment Advisory Agreement. Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. The 3.29% reflected in the table is calculated on our net assets (rather than our total assets). See “Business—Management and Other Agreements—Investment Advisory Agreement” in Part I, Item 1 in our most recent Annual Report on Form 10-K.
[11]	As of September 30, 2022, we had outstanding SBA debentures of $133.0 million; we had $250.0 million outstanding of our Notes; we had secured borrowings outstanding of $17.0 million; we had no outstanding borrowings under our senior secured revolving credit agreement with certain lenders party thereto and ING Capital, LLC, as administrative agent (the “Credit Facility”), which has a total commitment of $100.0 million. Interest payments on borrowed funds is based on estimated annual interest and fee expenses on outstanding SBA debentures, Notes, secured borrowings and borrowings under the Credit Facility as of September 30, 2022 with a weighted average stated interest rate of 3.921% as of that date. We also pay a commitment fee between 0.5% and 2.675% per annum based the unutilized commitment under our Credit Facility. We have estimated the annual interest expense on borrowed funds and caution you that our actual interest expense will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the estimate provided in this table.
[12]	As of December 31, 2020, we had outstanding SBA debentures of $147.0 million, and unfunded commitments from the SBA to purchase up to an additional of $161.5 million SBA debentures; we had $307.3 million outstanding of our (i) 5.875% Notes due 2023 (the “2023 Notes”); (ii) 6.000% Notes due 2024 (the “February 2024 Notes”); (iii) 5.375% Notes due 2024 (the “November 2024 Notes,” together with the 2023 Notes and the February 2024 Notes, the “Public Notes”); and (iv) 4.75% notes due 2026 (the “2026 Notes,” collectively with the Public Notes, the “Notes”); we had no outstanding borrowings under our senior secured revolving credit agreement with certain lenders party thereto and ING Capital, LLC, as administrative agent, collateral agent, and lender (the “Credit Facility”), which has total commitment of $100.0 million. Interest payments on borrowed funds is based on estimated annual interest and fee expenses on outstanding SBA debentures, Notes and borrowings under the Credit Facility as of December 31, 2020 with a weighted average stated interest rate of 4.680%. We have estimated the annual interest expense on borrowed funds and caution you that our actual interest expense will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the estimate provided in this table.
[13]	This item represents actual fees incurred on pre-incentive fee net investment income (income incentive fee) and actual fees payable for the capital gains incentive fee for the year ended December 31, 2021. The capital gains incentive fee payable as of December 31, 2021 was $6.1 million. For the year ended December 31, 2021, we accrued capital gains incentive fees (reversal) of $18.2 million in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”), which equals 4.16% of average net assets attributable to common stock; such amount has not been included in the estimated expenses figure reflected in the table above. The incentive fee consists of two parts: The first, payable quarterly in arrears, equals 20.0% of our pre-incentive fee net investment income, expressed as a rate of return on the value of our net assets, (including interest that is accrued but not yet received in cash), subject to a 2.0% quarterly (8.0% annualized) hurdle rate and a “catch-up” provision measured as of the end of each calendar quarter. Under this provision, in any calendar quarter, our investment advisor receives no incentive fee until our pre-incentive fee net investment income equals the hurdle rate of 2.0% but then receives, as a “catch-up,” 100.0% of our pre-incentive fee net investment income with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than 2.5%. The effect of this provision is that, if pre-incentive fee net investment income exceeds 2.5% in any calendar quarter, our investment advisor will receive 20.0% of our pre-incentive fee net investment income as if a hurdle rate did not apply. The second part, payable annually in arrears, equals 20.0% of our realized capital gains net of realized capital losses and unrealized capital depreciation, if any, on a cumulative basis from inception through the end of the fiscal year (or upon the termination of the Investment Advisory Agreement, as of the termination date), less the aggregate amount of any previously paid capital gain incentive fees. In accordance with U.S. GAAP, we accrue the capital gains incentive fee in our consolidated financial statements considering the fair value of investments on that date (i.e., the amount of fee which would be payable under a hypothetical liquidation based on the fair value of investments as of that date), which differs from the calculation of the amount payable in cash by the inclusion of unrealized capital appreciation.
[14]	This item represents the total actual fees incurred on pre-incentive fee net investment income for the year ended December 31, 2020. As of December 31, 2020, there was no capital gains incentive fee payable in cash. The incentive fee consists of two parts: The first, payable quarterly in arrears, equals 20.0% of our pre-incentive fee net investment income, expressed as a rate of return on the value of our net assets, (including interest that is accrued but not yet received in cash), subject to a 2.0% quarterly (8.0% annualized) hurdle rate and a “catch-up” provision measured as of the end of each calendar quarter. Under this provision, in any calendar quarter, our investment advisor receives no incentive fee until our pre-incentive fee net investment income equals the hurdle rate of 2.0% but then receives, as a “catch-up,” 100.0% of our pre-incentive fee net investment income with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than 2.5%. The effect of this provision is that, if pre-incentive fee net investment income exceeds 2.5% in any calendar quarter, our investment advisor will receive 20.0% of our pre-incentive fee net investment income as if a hurdle rate did not apply. The second part, payable annually in arrears, equals 20.0% of our realized capital gains net of realized capital losses and unrealized capital depreciation, if any, on a cumulative basis from inception through the end of the fiscal year (or upon the termination of the Investment Advisory Agreement, as of the termination date), less the aggregate amount of any previously paid capital gain incentive fees. We accrue, but do not pay, a capital gains incentive fee in connection with any net unrealized capital appreciation, as appropriate. For the year ended December 31, 2020, we accrued capital gains incentive fees (reversal) of ($1.7) million in accordance with generally accepted accounting principles. See “Business—Management and Other Agreements—Investment Advisory Agreement” in Part I, Item 1 in our most recent Annual Report on Form 10-K.
[15]	Other expenses represent our estimated annual operating expenses, as a percentage of net assets attributable to common shares estimated for the quarter ended September 30, 2022, including professional fees, directors’ fees, insurance costs, expenses of our dividend reinvestment plan and payments under the administration agreement based on our allocable portion of overhead and other expenses incurred by our administrator. See “Management and Other Agreements—Administration Agreement.” Other expenses exclude interest payments on borrowed funds, income tax (provision) benefit from realized gains on investments, and for issuances of debt securities or preferred stock, interest payments on debt securities and distributions with respect to preferred stock. “Other expenses” are based on actual other expenses for the quarter ended September 30, 2022.
[16]	Other expenses represent our estimated annual operating expenses, as a percentage of net assets attributable to common shares estimated for the current year, including professional fees, directors’ fees, insurance costs, expenses of our dividend reinvestment plan and payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our administrator. See “Business—Management and Other Agreements—Administration Agreement” in Part I, Item 1 in our most recent Annual Report on Form 10-K. Other expenses exclude interest payments on borrowed funds, income tax (provision) benefit from realized gains on investments, and for issuances of debt securities or preferred stock, interest payments on debt securities and distributions with respect to preferred stock. “Other expenses” are based on actual other expenses for the year ended December 31, 2020.
[17]	“Total annual expenses, before base management fee waiver” as a percentage of consolidated net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets.
[18]	“Total annual expenses” as a percentage of consolidated net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total annual expenses” percentage be calculated as a percentage of net assets (defined as total assets less indebtedness and before taking into account any incentive fees payable during the period), rather than the total assets, including assets that have been purchased with borrowed amounts. If the “total annual expenses” percentage were calculated instead as a percentage of average consolidated total assets, our “total annual expenses” would be 6.27% of average consolidated total assets.
[19]	The Board of Directors accepted a voluntary, non-contractual, and unconditional waiver from the investment advisor to exclude any investments recorded as secured borrowings as defined under U.S. GAAP from the base management fee payable as of September 30, 2022. The base management fee waived for the three month ended September 30, 2022 was $0.1 million.
[20]	The SEC requires that the “total annual expenses, net of base management fee waiver” percentage be calculated as a percentage of net assets (defined as total assets less total liabilities), rather than the total assets, including assets that have been purchased with borrowed amounts. If the “total annual expenses, net of base management fee waiver” percentage were calculated instead as a percentage of average consolidated total assets, our “total annual expenses, net of base management fee waiver” would be 5.77% of average consolidated total assets.
[21]	Calculated as the difference between the respective high or low closing sales price and the quarter end net asset value divided by the quarter end net asset value.
[22]	Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.
[23]	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
[24]	Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and not otherwise deferrable under the terms of the Investment Advisory Agreement and therefore subject to the capital gains incentive fee.